Note 25 Estimated benefit payments (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Not later than one year [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	€ 645
Not later than one year [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	422
Not later than one year [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	196
Not later than one year [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	28
Later than one year and not later than two years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	514
Later than one year and not later than two years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	278
Later than one year and not later than two years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	207
Later than one year and not later than two years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	30
Later than two years and not later than three years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	495
Later than two years and not later than three years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	242
Later than two years and not later than three years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	215
Later than two years and not later than three years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	37
Later than three years and not later than four years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	482
Later than three years and not later than four years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	210
Later than three years and not later than four years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	225
Later than three years and not later than four years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	47
Later than four years and not later than five years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	477
Later than four years and not later than five years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	181
Later than four years and not later than five years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	235
Later than four years and not later than five years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	60
Later than five years and not later than ten years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	2,645
Later than five years and not later than ten years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	618
Later than five years and not later than ten years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	1,331
Later than five years and not later than ten years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	€ 696